Inventories	12 Months Ended
Dec. 31, 2017
Inventories.
Inventories

11.   Inventories

Inventories comprise the following at December 31:

	2017	2016
	US$'000	US$'000
Finished industrial goods	160,060	116,629
Raw materials in progress and industrial supplies	177,728	176,568
Other inventories	24,902	23,708
Advances to suppliers	170	954
Less – provision for write-downs	(1,629)	(1,157)
Total	361,231	316,702

The changes in the provision for write-downs during 2017 and 2016 were as follows:

Provision for write-downs
US$'000
Balance at January 1, 2016	3,210
Charge for the year (Note 25.3)	—
Amount used	(2,048)
Exchange differences	(5)
Balance at December 31, 2016	1,157
Charge for the year (Note 25.3)	405
Amount used	(105)
Exchange differences	172
Balance at December 31, 2017	1,629

The write-downs in 2017 and 2016 were recognized to adjust the acquisition or production cost to the net realizable value of the inventories. The Company records other than temporary inventory impairment to Cost of sales in the consolidated income statement.

The Company’s purchase commitments totaled approximately $28,467 thousand at December 31, 2017 and $19,956 thousand at December 31, 2016.

At December 31, 2017 and 2016, approximately $0 and $118,561 thousand respectively, of inventories are secured as collateral for several outstanding loan agreements.